SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2018
Basis Of Consolidation [Abstract]
Schedule of subsidiaries	The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2018. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal USA LLC	United States	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.01%	[1]
Acindar Industria Argentina de Aceros S.A.	Argentina	100.00%
Europe
ArcelorMittal Atlantique et Lorraine S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Galati S.A.	Romania	99.70%	[2]
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Ostrava a.s.	Czech Republic	100.00%	[2]
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
ArcelorMittal Italia S.p.A.	Italy	94.45%	[3]
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P.("AMMIC")	Canada	85.00%
ArcelorMittal Liberia Ltd	Liberia	85.00%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih	Ukraine	95.13%

1.	On April 1, 2018, ArcelorMittal Brasil issued preferred shares to Votorantim S.A. representing a 2.99% ownership interest. See note 2.2.4.

2.	ArcelorMittal Galati S.A. and ArcelorMittal Ostrava a.s. are classified held for sale as of December 31, 2018. See note 2.3.2.
3.
On November 1, 2018, ArcelorMittal completed the acquisition of Ilva S.p.A. subsequently renamed ArcelorMittal Italia S.p.A. See note 2.2.4. The tables below provide a list of the principal subsidiaries which include non-controlling interests at December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2018	% of non-controlling interests and non- controlling voting rights at December 31, 2017	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2018	Non-controlling interests at December 31, 2018	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2017	Non-controlling interests at December 31, 2017	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2016
AMSA	South Africa	30.78%	30.78%	29	170	(124)	195	(103)
Sonasid[1]	Morocco	67.57%	67.57%	2	107	3	107	(5)
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	15	182	10	164	5
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	28	136	25	146	23
Hera Ermac[2]	Luxembourg	—	—	—	797	—	797	—
AMMIC[3]	Canada	15.00%	15.00%	91	484	91	479	28
Arceo[4]	Belgium	62.86%	62.86%	4	158	4	168	5
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	(2)	(268)	(11)	(266)	(5)
Other				14	256	9	276	7
Total				181	2,022	7	2,066	(45)

1.
Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles. ArcelorMittal controls Nouvelles Sidérurgies Industrielles on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. Nouvelles Sidérurgies Industrielles holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in Nouvelles Sidérurgies Industrielles.

2.	Hera Ermac - The non-controlling interests correspond to the equity component of the mandatory convertible bonds maturing on January 29, 2021 (see note 10.2).

3.
AMMIC - On March 15, 2013 and May 30, 2013, a consortium led by POSCO and China Steel Corporation acquired a 15% non-controlling interest in joint venture partnerships holding ArcelorMittal’s Labrador Trough iron ore mining and infrastructure assets.

4.
Arceo - On June 1, 2015, the Company signed an agreement with Sogepa, an investment fund of the Walloon Region in Belgium, to restructure the research and development activities of their combined investment in Arceo, an investment previously accounted for under the equity method by the Company. On June 11, 2015, Sogepa made a capital injection into Arceo, decreasing the Company’s percentage ownership from 50.1% to 37.7%. Following the signed agreement to restructure the activities of Arceo, the Company obtained control and fully consolidated the investment, which resulted in an increase in non-controlling interests by 148. Additionally, on December 13, 2016, Sogepa made a capital injection into Arceo, decreasing the Company's percentage ownership from 37.7% to 37.1%.
Disclosure of detailed information about business combinations	The table below summarizes the estimated acquisition-date fair value of the assets acquired and liabilities assumed in respect of Ilva, AMSF and Sumaré in 2018 and 2017:

	2018		2017
	AMSF	Ilva	Sumaré
Current assets	262	1,273	50
Property, plant and equipment	600	1,026	69
Intangible assets	19	300	21
Other non-current assets	252	375	7
Total assets acquired	1,133	2,974	147
Deferred tax liabilities	(45)	—	(23)
Other liabilities	(784)	(1,225)	(29)
Total liabilities acquired	(829)	(1,225)	(52)
Net assets acquired	304	1,749	95
Non-controlling interests	—	—	(48)
Consideration paid, net	—	52	44
Consideration payable	328	1,488	5
Goodwill/(bargain purchase gain)	24	(209)	2

Disclosure of significant divestments	The table below summarizes the significant divestments:

	2018		2017			2016
	Frýdek Místek	Votorantim remedies	AMTBA	Downstream Solutions Europe	Georgetown	ArcelorMittal Zaragoza	ArcelorMittal Tubular Products Algeria	LaPlace and Vinton Long Carbon facilities
Cash and cash equivalents	—	—	13	—	—	—	—	—
Other current assets	48	40	46	38	—	53	15	118
Property, plant and equipment	35	48	55	2	4	74	2	13
Other assets	—	—	10	17	—	—	—	7
Total assets	83	88	124	57	4	127	17	138
Current liabilities	31	4	52	18	1	38	16	33
Other long-term liabilities	4	—	7	12	2	—	12	9
Total liabilities	35	4	59	30	3	38	28	42
Total net assets/(liabilities)	48	84	65	27	1	89	(11)	96
% of net assets sold	100%	100%	100%	100%	100%	100%	100%	100%
Total net assets/(liabilities) disposed of	48	84	65	27	1	89	(11)	96
Cash consideration	39	26	65	6	19	89	—	96
Consideration receivable	10	58	—	—	—	—	—	—
Reclassification of foreign exchange translation difference	15	—	—	21	—	8	4	—
Gain on disposal	16	—	—	—	18	8	15	—

Details of assets and liabilities held for sale	The tables below provide details of the assets and liabilities held for sale after elimination of intra-group balances in the consolidated statements of financial position:

	December 31, 2018
	Ilva remedies	Steelton	Total
Current Assets:
Cash and cash equivalents	10	—	10
Trade accounts receivable, prepaid expenses and other current assets	291	28	319
Inventories	1,011	23	1,034
Total Current Assets	1,312	51	1,363
Non-current Assets:			—
Property, plant and equipment	638	78	716
Other assets	32	—	32
Total Non-current Assets	670	78	748
Total Assets	1,982	129	2,111

Current Liabilities:
Trade accounts payables, accrued expenses and other liabilities	542	21	563
Total Current Liabilities	542	21	563
Non-current Liabilities:
Long-term debt	77	—	77
Other long-term liabilities	164	17	181
Total Non-current Liabilities	241	17	258
Total Liabilities	783	38	821
The tables below provide details of the assets and liabilities held for sale after elimination of intra-group balances in the consolidated statements of financial position:

	December 31, 2017
	Frýdek Místek	Steelton	Total
ASSETS
Current assets:
Trade accounts receivable and other	—	23	23
Inventories	25	21	46
Total current assets	25	44	69
Non-current assets:
Property, plant and equipment	34	76	110
Total non-current assets	34	76	110
Total assets	59	120	179

LIABILITIES
Current liabilities:
Trade accounts payable and other	5	17	22
Accrued expenses and other liabilities	2	5	7
Total current liabilities	7	22	29
Non-current liabilities:
Long-term provisions	4	17	21
Total non-current liabilities	4	17	21
Total liabilities	11	39	50

Investments accounted for under equity method	The carrying amounts of the Company’s investments accounted for under the equity method were as follows:

	December 31,
Category	2018	2017
Joint ventures	1,011	1,249
Associates	2,871	2,854
Individually immaterial joint ventures and associates[1]	1,024	981
Total	4,906	5,084
1.
Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2018 and 2017, and none of them have a carrying value exceeding 100 at December 31, 2018 and 2017.
Joint ventures	The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2018
Joint Ventures	Calvert	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation [1]	United States	China	Poland	Turkey
Principal Activity	Automotive steel finishing	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]
Ownership and voting rights at December 31, 2018	50.00%	50.00%	50.00%	50.00%
Current assets	1,490	329	205	519	2,543
of which cash and cash equivalents	76	85	90	67	318
Non-current assets	1,282	688	540	282	2,792
Current liabilities	824	491	208	398	1,921
of which trade and other payables and provisions	173	180	176	263	792
Non-current liabilities	853	217	226	49	1,345
of which trade and other payables and provisions	—	—	22	—	22
Net assets	1,095	309	311	354	2,069
Company's share of net assets	548	156	156	177	1,037
Adjustments for differences in accounting policies and other	6	—	—	(32)	(26)
Carrying amount in the statements of financial position	554	156	156	145	1,011
Revenue	3,295	625	467	1,328	5,715
Depreciation and amortization	(62)	(32)	(31)	(22)	(147)
Interest income	1	1	—	2	4
Interest expense	(40)	(26)	(4)	(20)	(90)
Income tax benefit (expense)	—	(1)	(8)	(18)	(27)
Profit or loss from continuing operations	312	5	30	6	353
Other comprehensive income (loss)	—	—	3	1	4
Total comprehensive income (loss)	312	5	33	7	357
Cash dividends received by the Company	48	—	4	34	86

1.	The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.

2.	Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2018; voting interest was 48.01% at December 31, 2018.

3.	The non-current liabilities include 43 deferred tax liability.

4.	Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.

	December 31, 2017
Joint Ventures	Calvert	Macsteel	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation[1]	United States	Netherlands	China	Poland	Turkey
Principal Activity	Automotive steel finishing	Steel trading and shipping	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel[2,3]
Ownership and voting rights at December 31, 2017	50.00%	50.00%	49.00%	50.00%	45.33%
Current assets	1,135	739	283	158	519	2,834
of which cash and cash equivalents	13	95	71	57	7	243
Non-current assets	1,303	389	754	476	296	3,218
Current liabilities	612	404	449	132	357	1,954
of which trade and other payables and provisions	118	235	190	118	244	905
Non-current liabilities	947	43	277	189	46	1,502
of which trade and other payables and provisions	—	3	—	20	—	23
Net assets	879	681	311	313	412	2,596
Company's share of net assets	440	341	152	156	187	1,276
Adjustments for differences in accounting policies and other	6	(3)	—	—	(30)	(27)
Carrying amount in the statements of financial position	446	338	152	156	157	1,249
Revenue	2,870	2,775	489	330	1,234	7,698
Depreciation and amortization	(62)	(1)	(30)	(27)	(22)	(142)
Interest income	—	14	1	—	1	16
Interest expense	(35)	(10)	(28)	4	(12)	(81)
Income tax benefit (expense)	—	(5)	—	(7)	(20)	(32)
Profit or loss from continuing operations	270	31	5	42	65	413
Other comprehensive income (loss)	—	2	—	(1)	(1)	—
Total comprehensive income (loss)	270	33	5	41	64	413
Cash dividends received by the Company	20	—	—	4	30	54

1.
The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic and Macsteel whose countries of operation are mainly the United States, the United Arab Emirates and China.

2.	The non-current liabilities include 40 deferred tax liability.

3.	Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.

	December 31, 2016
Joint Ventures	Calvert	Macsteel	Baffinland	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation[1]	United States	Netherlands	Canada	China	Poland	Turkey
Principal Activity	Automotive steel finishing	Steel trading and shipping	Extraction of iron ore[2]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel
Ownership and voting rights at December 31, 2016	50.00%	50.00%	44.54%	49.00%	50.00%	45.33%
Revenue	2,358	2,353	116	335	254	845	6,261
Depreciation and amortization	(59)	(1)	(3)	(30)	(20)	(20)	(133)
Interest income	—	12	—	1	—	1	14
Interest expense	(31)	(9)	(20)	(28)	(1)	(7)	(96)
Income tax benefit (expense)	—	(4)	(26)	18	(10)	(28)	(50)
Profit or loss from continuing operations	148	15	(43)	(58)	29	75	166
Other comprehensive income (loss)	—	10	—	—	3	—	13
Total comprehensive income (loss)	148	25	(43)	(58)	32	75	179
Cash dividends received by the Company	19	—	—	—	6	16	41

1.
The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic and Macsteel whose countries of operation are mainly the United States, the United Arab Emirates and China.

2.	During 2017, ArcelorMittal lost joint control but maintained significant influence over Baffinland and as such the investment was reclassified to an associate (refer to note 2.4.2)

Associates	The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2018
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland	Total
Financial statements reporting date	June 30, 2018	September 30, 2018	September 30, 2018	December 31, 2018
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2018	37.02%	33.43%	35.00%	28.76%
Current assets	2,516	1,528	2,183	390	6,617
Non-current assets	1,443	3,062	1,526	1,949	7,980
Current liabilities	1,426	480	1,134	399	3,439
Non-current liabilities	35	1,005	677	694	2,411
Non-controlling interests	45	136	219	—	400
Net assets attributable to equity holders of the parent	2,453	2,969	1,679	1,246	8,347
Company's share of net assets	908	992	588	358	2,846
Adjustments for differences in accounting policies and other	—	27	(52)	22	(3)
Other adjustments[2]	44	(4)	(12)	—	28
Carrying amount in the statements of financial position	952	1,015	524	380	2,871
Revenue	3,370	1,959	3,544	320	9,193
Profit or loss from continuing operations	474	20	60	(98)	456
Other comprehensive income (loss)	—	5	(37)	—	(32)
Total comprehensive income (loss)	474	25	23	(98)	424
Cash dividends received by the Company	92	5	16	—	113

1.	The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.

2.
Other adjustments correspond to the difference between the carrying amount at December 31, 2018 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.

3.
The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.

4.	Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.

5.	Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill.

	December 31, 2017
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland	Total
Financial statements reporting date	June 30, 2017	September 30, 2017	September 30, 2017	December 31, 2017
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing[3]	Steel manufacturing[4]	Extraction of iron ore[5]
Ownership and voting rights at December 31, 2017	39.02%	33.43%	35.00%	31.07%
Current assets	1,737	1,699	1,967	355	5,758
Non-current assets	1,336	3,096	1,372	1,698	7,502
Current liabilities	1,261	555	889	302	3,007
Non-current liabilities	119	1,121	446	531	2,217
Non-controlling interests	23	136	220	—	379
Net assets attributable to equity holders of the parent	1,670	2,983	1,784	1,220	7,657
Company's share of net assets	652	997	624	379	2,652
Adjustments for differences in accounting policies and other	—	32	(54)	23	1
Other adjustments[2]	183	22	(4)	—	201
Carrying amount in the statements of financial position	835	1,051	566	402	2,854
Revenue	2,944	1,773	2,862	341	7,920
Profit or loss from continuing operations	275	(4)	122	(20)	373
Other comprehensive income (loss)	(1)	(5)	(9)	—	(15)
Total comprehensive income (loss)	274	(9)	113	(20)	358
Cash dividends received by the Company	49	—	18	—	67

1.	The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.

2.
Other adjustments correspond to the difference between the carrying amount at December 31, 2017 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose.

3.
The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies, and is mainly linked to property, plant and equipment, inventory and pension.

4.	Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.

5.	Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill.

	December 31, 2016
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Total
Financial statements reporting date	June 30, 2016	September 30, 2016	September 30, 2016
Place of incorporation and operation[1]	Bermuda	Germany	Spain
Principal Activity	Iron and steel manufacturing	Steel manufacturing	Steel manufacturing
Ownership and voting rights at December 31, 2016	46.99%	33.43%	35.00%
Revenue	1,751	1,396	2,258	5,405
Profit or loss from continuing operations	83	(96)	145	132
Other comprehensive income (loss)	—	(3)	4	1
Total comprehensive income (loss)	83	(99)	149	133
Cash dividends received by the Company	—	—	16	16

1.	The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.

Other associates and joint ventures that are not individually material	The Company has interests in a number of other joint ventures and associates, none of which are regarded as individually material. The following table summarizes the financial information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2018			December 31, 2017
	Associates	Joint Ventures	Total	Associates	Joint Ventures	Total
Carrying amount of interests in associates and joint ventures	310	714	1,024	337	644	981
Share of:
Income (loss) from continuing operations	8	80	88	16	23	39
Other comprehensive income (loss)	(5)	2	(3)	—	10	10
Total comprehensive income (loss)	3	82	85	16	33	49

Other investments	Other investments include those investments in equity instruments for which the Company does not have significant influence. Following the adoption of IFRS 9 as of January 1, 2018, the Company irrevocably elected to present the changes in fair value of such equity instruments, which are not held for trading, in other comprehensive income (see detail in note 6.1.
1). Other investments include the following:

	December 31,
	2018	2017[1]
Erdemir	577	—
Stalprodukt S.A.	101	—
Gerdau	115	—
Other investments	62	—
Investments in equity instruments at FVOCI	855	—
Erdemir	—	1,118
Stalprodukt S.A.	—	171
Gerdau	—	112
Other investments	—	43
Available-for-sale securities (at fair value)	—	1,444
Investments in equity instruments at cost	—	27
Total	855	1,471

1. Following the adoption of IFRS 9, available-for-sale investments are classified as investments in equity instruments at FVOCI as of January 1, 2018.
Call options' strike prices of unconsolidated structured entities	The aforesaid operating leases have been agreed for a 12 year period, during which the Company is obliged to pay the structured entities minimum fees equivalent to approximately 4 per year and per vessel. In addition, ArcelorMittal holds cal
l options to buy each of the two vessels from the structured entities at pre-determined dates and prices as presented in the table below. The structured entities hold put options enabling them to sell each of the vessels at the end of the lease terms at 6 each to the Company.

	Call option strike prices
Exercise dates	at the 60th month	at the 72nd month	at the 84th month	at the 96th month	at the 108th month	at the 120th month	at the 132nd month	at the 144th month
Amounts per vessel [1]
First vessel	29	27	26	24	22	20	17	14
Second vessel	31	30	28	27	26	24	20	14
1. If the actual fair value of each vessel is higher than the strike price at each of the exercise dates, ArcelorMittal is obliged to share 50% of the gain with the structured entities.
Income (loss) from investments in associates, joint ventures and other investments	Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year Ended December 31,
	2018	2017	2016
Share in net earnings of equity-accounted companies	567	537	207
Impairment charges	(132)	(26)	(28)
Gain (loss) on disposal	126	(117)	377
Dividend income	91	54	59
Total	652	448	615